RESTRICTIONS ON CASH AND DUE FROM BANKS (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
RESTRICTIONS ON CASH AND DUE FROM BANKS
Reserve requirement	$ 0	$ 0